SCHEDULE OF OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total	$ 1,538	$ 2,860	$ 3,235	$ 7,468
Segment loss (gain)	3,519	4,738	7,241	8,768
(Gain) Loss on revaluation of warrant liability	(421)	2,749	(3,775)	2,344
Finance expense, net	76	(65)	104	153
Tax expenses
Loss	3,174	7,422	3,570	11,265
External [member]
IfrsStatementLineItems [Line Items]
Total	1,538	3,141	3,266	7,749
Inter Segment [Member]
IfrsStatementLineItems [Line Items]
Total		(281)	(31)	(281)
Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Total	1,047	795	2,231	1,612
Segment loss (gain)	155	277	176	548
Precision metal parts [member] | External [member]
IfrsStatementLineItems [Line Items]
Total	1,047	795	2,231	1,612
Precision metal parts [member] | Inter Segment [Member]
IfrsStatementLineItems [Line Items]
Total
Advanced engineering [member]
IfrsStatementLineItems [Line Items]
Total	394	491	851	1,155
Segment loss (gain)	409	122	780	(56)
Advanced engineering [member] | External [member]
IfrsStatementLineItems [Line Items]
Total	394	772	882	1,436
Advanced engineering [member] | Inter Segment [Member]
IfrsStatementLineItems [Line Items]
Total		(281)	(31)	(281)
SmartCarts [member]
IfrsStatementLineItems [Line Items]
Total	97	1,575	153	4,701
Segment loss (gain)	2,955	4,339	6,285	8,276
SmartCarts [member] | External [member]
IfrsStatementLineItems [Line Items]
Total	97	1,575	153	4,701
SmartCarts [member] | Inter Segment [Member]
IfrsStatementLineItems [Line Items]
Total